TAXATION (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense are as follows:

(in thousands of $)	2013	2012	2011
Current tax expense (credit):
U.K.	(373)	1,888	1,044
Indonesia	5,047	7,395	—
Brazil	779	1,055	1,364
Total current tax expense	5,453	10,338	2,408
Deferred tax income:
Amortization of deferred tax benefit on intra-group transfer (Note 2)	—	(912)	(2,363)
Total income tax expense	5,453	9,426	45

Schedule of Earliest Open Tax Periods [Table Text Block]	The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
U.K.	2008
Brazil	2008
Indonesia	2012

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Deferred income tax assets are summarized as follows:

(in thousands of $)	2013	2012
Deferred tax assets, gross	6,070	—
Valuation allowances	(6,070)	—
Deferred tax assets, net	—	—